Issued capital and reserves - Authorized capital, in number of shares (Details) - € / shares	Sep. 30, 2020	Dec. 31, 2019	Nov. 29, 2019	Nov. 28, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares)	280,910,002	244,254,014
Nominal value (euro per share)	€ 0.02	€ 0.02
Number of ordinary shares per each ADS			4	1